Right-of-use asset and lease liability (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Presentation Of Leases For Lessee Abstract
Recognized right-of-use asset and ease liability for office space lease agreement in accordance with IFRS 16	$ 0.6